Earnings per Unit ("EPU") (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per Unit ("EPU")
Schedule of Earnings Per Unit
	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Profit for the period	29,602	19,143	69,958	42,159
Less:
Profit attributable to GasLog’s operations*	(6,701)	—	(15,055)	(2,650)
Partnership’s profit	22,901	19,143	54,903	39,509
Adjustment for:
Paid and accrued preference unit distributions	(5,457)	(7,582)	(10,495)	(15,164)
Partnership's profit attributable to:	17,444	11,561	44,408	24,345
Common unitholders	17,095	11,329	41,152	23,858
General partner	349	232	888	487
Incentive distribution rights**	—	N/A	2,368	—
Weighted average number of units outstanding (basic)
Common units	42,363,252	45,300,760	41,686,447	45,374,467
General partner units	864,381	930,387	850,656	928,967
Earnings per unit (basic)
Common unitholders	0.40	0.25	0.99	0.53
General partner	0.40	0.25	1.04	0.52
Weighted average number of units outstanding (diluted)
Common units***	42,422,462	45,350,113	41,792,558	45,443,822
General partner units	864,381	930,387	850,656	928,967
Earnings per unit (diluted)
Common unitholders	0.40	0.25	0.98	0.52
General partner	0.40	0.25	1.04	0.52

*       Includes the aggregate profit of GAS- fourteen Ltd. and GAS-twenty seven Ltd. for the period prior to their transfers to the Partnership on April 26, 2018 and November 14, 2018, respectively. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the periods prior to such transfers.

**     The IDRs were eliminated on June 30, 2019 (Note 6). Until their elimination, they represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog held the incentive distribution rights following completion of the Partnership’s IPO. Based on the nature of such right, earnings attributable to IDRs could not be allocated on a per unit basis.

***   Includes unvested awards (Note 17).